Annual Total Returns (Vanguard Total Bond Market Index Fund - Institutional Shares Institutional) (Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Annual Total Return
2013	(2.14%)
2012	4.18%
2011	7.72%
2010	6.58%
2009	6.09%
2008	5.19%
2007	7.05%
2006	4.40%
2005	2.53%
2004	4.36%